Contract Balances (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Contract Balances
Trade receivables	¥ 54,829	¥ 52,871		$ 8,604
Contract liabilities	139,155	135,385		$ 21,836
Revenue recognized included in the contract liability	¥ 135,385	¥ 93,725	¥ 116,967
Revenue, Remaining Performance Obligation, Optional Exemption, Performance Obligation	true	true